Investments (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Cost or Amortized Cost
Total	$ 88,936
Fair Value
Fair value of securities in a continuous unrealized loss position, Total	85,817
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	77
Due after one year through five years	15,691
Due after five years through ten years	30,889
Due after ten years	41,731
Total	88,388
Fair Value
Due in one year or less	76
Due after one year through five years	15,447
Due after five years through ten years	29,996
Due after ten years	39,751
Total Fair Value, Contractual maturity	85,270
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	548
Fair Value
Fair Value	$ 547
Other information
Percentage of securities with sub-prime exposure rated as investment grade	33.00%
Residential mortgage-backed | Investment revenue sources | Credit concentration
Other information
Concentration percentage	6.00%
Residential mortgage-backed | Total unrealized gain position | Credit concentration
Other information
Concentration percentage	0.30%
Residential mortgage-backed subprime | Investment revenue sources | Credit concentration
Other information
Concentration percentage	0.20%